Other operating expenses (Tables)	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Schedule Other Operating Expenses
For 2022, this line item includes €2,378 million of expenses relating to the alliance with Regeneron (see Note C.1.), compared with €1,568 million for 2021 and €1,090 million for 2020 (as shown in the table below):

(€ million)	2022	2021	2020
Income & expense related to sharing of (profits)/losses under the Monoclonal Antibody Alliance	(2,325)	(1,253)	(727)
Additional share of profit paid by Regeneron towards development costs (b)	434	127	75
Reimbursement to Regeneron of selling expenses incurred	(476)	(303)	(349)
Total - Monoclonal Antibody Alliance	(2,367)	(1,429)	(1,001)
Immuno-Oncology Alliance	16	68	89
Other (mainly Zaltrap® and Libtayo®)(a)	1,120	(12)	(14)
Other operating income/(expenses), net related to the Regeneron Alliance	(1,231)	(1,373)	(926)
of which amount presented in Other operating income (Note D.25.)	1,147	195	164
(a) Following the restructuring of the Immuno-Oncology agreement between Sanofi and Regeneron, applicable from July 1, 2022 (see Note C.1.).
(b) As of December 31, 2022, the commitment received by Sanofi in respect of the additional profit share payable by Regeneron towards development costs amounted to €2.7 billion, compared with €2.9 billion as of December 31, 2021 (see note D.21).